INCOME TAXES - Deferred taxes (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities
Deferred tax assets	$ 228	$ 186
Deferred tax liabilities	(115)	(127)
Deferred tax assets	$ 113	$ 59